NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Notes Payable	The following table provides information on the equipment financing agreements:

$ in thousands
			Interest Rate	Initial Financing	Balance as of:
Note	Loan Date	Maturity Date			September 30, 2021	December 31, 2020
A	December 2020	June 2022	17.0%	$4,482	$1,992	$4,233
B	December 2020	June 2022	17.0%	428	166	404
C	March 2021	November 2022	17.0%	2,229	1,733	—
D	April 2021	December 2022	17.0%	4,012	3,343	—
E—H	May 2021	October 2023	15.0%	12,080	11,751	—
I	July 2021	January 2023	17.0%	4,457	3,962	—
J	July 2021	March 2023	17.0%	2,701	2,415	—

					25,363	4,637
Less: Current portion					(17,994)	(3,273)

					$7,369	$1,364

As of December 31, 2019, there were no notes payable outstanding. Notes payable consisted of the following at December 31, 2020:

Miner equipment note A	$4,233
Miner equipment note B	404

4,637
Less: Current portion	(3,273)

$1,364

Summary of Future Maturities of Notes Payable	Future maturities of notes payable are as follows for the years ending December 31:

2021	$3,273
2022	1,364

$4,637